SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2018
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Cash paid during the year:
Interest	¥1,408	¥1,080	¥1,109
Income taxes	31,134	33,554	39,382
Non-cash investing and financing activities:
Accounts payable for purchases of held-to-maturity securities	¥6,000	¥—	¥—
Accounts payable for purchases of property, plant and equipment	15,532	14,671	18,717
Accounts payable for purchases of intangible assets	1,458	5,445	3,859
Acquisition of noncontrolling interests by share exchange	—	4,217	—
Obtaining assets by entering into capital lease	692	851	912
Acquisitions of businesses:
Fair value of assets acquired	¥46,977	¥28,691	¥122,336
Fair value of liabilities assumed	(17,477)	(7,507)	(35,276)
Noncontrolling interests	(5,140)	—	(4,267)
Cash acquired	(2,410)	(1,569)	(7,471)

Subtotal	21,950	19,615	75,322

Additional payment for an acquisition of business in the previous year	726	58	—

Total	¥22,676	¥19,673	¥75,322